Property, Equipment, Network Under Construction, and Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense on property and equipment	$ 183	$ 86
Total balances	16,800	16,500
Loss on disposal of equipment	$ 182	$ 77